PRINCIPAL TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Principal Transactions Revenue, Net [Abstract]
Principal transactions revenue	The following table presents Principal transactions revenue:

In millions of dollars	2021	2020	2019
Interest rate risks(1)	$2,790	$5,561	$3,831
Foreign exchange risks(2)	3,886	4,158	3,850
Equity risks(3)	2,197	1,343	808
Commodity and other risks(4)	1,123	1,133	546
Credit products and risks(5)	158	1,690	(143)
Total	$10,154	$13,885	$8,892

(1)    Includes revenues from government securities and corporate debt, municipal securities, mortgage securities and other debt instruments. Also includes spot and forward trading of currencies and exchange-traded and over-the-counter (OTC) currency options, options on fixed income securities, interest rate swaps, currency swaps, swap options, caps and floors, financial futures, OTC options and forward contracts on fixed income securities.
(2)    Includes revenues from foreign exchange spot, forward, option and swap contracts, as well as foreign currency translation (FX translation) gains and losses.
(3)    Includes revenues from common, preferred and convertible preferred stock, convertible corporate debt, equity-linked notes and exchange-traded and OTC equity options and warrants.
(4)    Primarily includes revenues from crude oil, refined oil products, natural gas and other commodities trades.
(5)    Includes revenues from structured credit products.